NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
NOTES PAYABLE
NOTES PAYABLE

NOTE 9. NOTES PAYABLE

RELATED PARTIES

Notes payable to related parties consist of the following:

	March 31, 2026	December 31, 2025
Non-convertible note payable	$11,810	$11,810
Less current portion	(11,810)	(11,810)
Net long-term portion	$-	$-

The Company has one related party note payable that has an interest rate of 0%. The note payable had a due date of December 31, 2012, and is currently in default. Total interest expense for the related party notes was none for both three-month periods ended March 31, 2026 and 2025.

NON-RELATED PARTIES

Notes payable to non-related parties consist of the following:

	March 31,	December 31,
	2026	2025
Convertible notes payable	$9,183	$9,183
Non-convertible notes payable	17,500	17,500
Premium financing note payable	-	92,980
Net non-related party notes payable	26,683	119,663
Current portion	(26,683)	(119,663)
Net long-term portion	$-	$-

Total interest expense for non-related party notes was $2,006 and $3,665 for the three-month periods ended March 31, 2026 and 2025, respectively.

Convertible Notes Payable with Warrants - 2023 Debt Offering

On March 7, 2023, the Company entered into a Debt Offering (the “2023 Debt Offering”) pursuant to a Purchase Agreement (the “Agreement”) and Registration Rights Agreement with institutional investors. The 2023 Debt Offering closed on March 9, 2023. The 2023 Debt Offering includes 15% Original Issue Discount Convertible Notes (the “Notes”) and Common Stock Purchase Warrants (the “Warrants”). Under the terms of the Agreement, the Company received $3,000,001 from the Purchasers and in exchange issued the Notes in principal amounts of $3,529,412 and Warrants to purchase up to 352 shares of the Company’s common stock. The Notes may be converted voluntarily by the Purchaser at any time the principal amounts are outstanding into shares of our common stock at a conversion price of $2,508. The Notes are due March 10, 2025, and accrue interest quarterly at 5% per annum. The accrued interest is compounded quarterly, payable on the maturity date, if not sooner converted. The Warrants are exercisable at any time through March 9, 2028, into shares of the Company’s common stock at an exercise price of $2,772 per share. The Company received approximately $2,500,000 of net proceeds from the 2023 Debt Offering after offering-related costs.

On May 10, 2023, noteholders elected to convert a total of $341,998 (the “Conversion Amount”) pertaining to the 2023 Debt Offering into 137 shares of the Company’s common stock at $2,508 per share. As provided for in the Agreement, the Conversion Amount included original note principal of $309,688, as well as accrued interest of $32,311.

On March 4, 2024, the Company entered into inducement offer letter agreements (the “Inducement Letters”) with each holder (collectively, the “Holders”, and individually, a “Holder”) of the Notes issued on March 9, 2023. Pursuant to the Inducement Letters, the Holders agreed to convert some or all of the Applicable Notes at a reduced conversion price equal to $682 per share (such reduced conversion price, the “Notes Conversion Price”). Simultaneously with the execution of the Inducement Letters, the Company received conversion notices from such Holders for the conversion of approximately $804,000 aggregate principal amount of the Applicable Notes, representing approximately 25% of the aggregate principal amount of the Applicable Notes. In connection with such conversion, the Notes Conversion Price was permanently reduced to $682. The Company recognized conversion expense of $585,875 for the induced conversion.

In March, May, and June 2024 noteholders elected to convert an aggregate total of $3,556,234 (the “Conversion Amount”) pertaining to the 2023 Debt Offering into 5,214 shares of the Company’s common stock at $682 per share. As provided for in the Agreement, the Conversion Amount included original Convertible Note principal of $3,219,724, as well as $336,510 of accrued interest incurred in both fiscal 2023 and 2024.

Convertible Notes Payable

The Company has two convertible notes payable to a non-related entity with principal balances totaling $9,183 as of March 31, 2026, and December 31, 2025. The notes bear interest at 12% and are convertible into shares of the Company’s common stock at $35,519 per share. The notes were due in 2013 and are currently in default.

Non-Convertible Notes Payable

The Company has two non-convertible notes payable to non-related parties with principal balances totaling $17,500 as of March 31, 2026, and December 31, 2025. These notes carry interest rates ranging from 9% - 10% and have due dates ranging from December 2013 to November 2015. The notes are currently in default.

Premium Financing Note Payable

On July 1, 2025, the Company entered into a financing agreement for payment of its annual insurance premiums for coverage from July 2025 through June 2026 totaling $341,306. The financing agreement required an initial down payment of $68,261 with the remaining amount of $273,045 financed for a nine-month period at an annual interest rate of 8.6% with monthly payments of $31,441 beginning August 2025.

On July 1, 2024, the Company entered into a financing agreement for payment of its annual insurance premiums for coverage from July 2024 through June 2025 totaling $330,083. The financing agreement required an initial down payment of $66,017 with the remaining amount of $264,066 financed for an eight-month period at an annual interest rate of 9.1% with monthly payments of $34,150 beginning in July 2024. The principal balance and any accrued interest related to the premium financing note payable was paid in full in March 2025.

NOTE 9. NOTES PAYABLE

RELATED PARTIES

Notes payable to related parties consist of the following:

	December 31, 2025	December 31, 2024
Notes payable	$11,810	$11,810
Current portion	(11,810)	(11,810)
Net long-term portion	$-	$-

The Company has one related party note payable that has an interest rate of 0%. The note payable had a due date of December 31, 2012, and is currently in default. Total interest expense for related party notes was none for the years ended December 31, 2025 and 2024.

NON- RELATED PARTIES

Notes payable to non-related parties consist of the following:

	December 31, 2025	December 31, 2024
Convertible notes payable	9,183	9,183
Non-convertible notes payable	17,500	17,500
Premium financing note payable	92,980	100,907
Net non-related party notes payable	119,663	127,590
Current portion	(119,663)	(127,590)
Net long-term portion	$-	$-

Total interest expense for non-related party notes was $21,777 and $76,965 for the years ended December 31, 2025 and 2024, respectively.

Convertible Notes Payable with Warrants – 2023 Debt Offering

On March 7, 2023, the Company entered into a Debt Offering (the “2023 Debt Offering”) pursuant to a Purchase Agreement (the “Agreement”) and Registration Rights Agreement with institutional investors. The 2023 Debt Offering closed on March 9, 2023. The 2023 Debt Offering includes 15% Original Issue Discount Convertible Notes (the “Notes”) and Common Stock Purchase Warrants (the “Warrants”). Under the terms of the Agreement, the Company received $3,000,001 from the Purchasers and in exchange issued the Notes in principal amounts of $3,529,412 and Warrants to purchase up to 352 shares of the Company’s common stock. The Notes may be converted voluntarily by the Purchaser at any time the principal amounts are outstanding into shares of our common stock at a conversion price of $2,508. The Notes are due March 10, 2025, and accrue interest quarterly at 5% per annum. The accrued interest is compounded quarterly, payable on the maturity date, if not sooner converted. The Warrants are exercisable at any time through March 9, 2028, into shares of the Company’s common stock at an exercise price of $2,772 per share. The Company received approximately $2,500,000 of net proceeds from the 2023 Debt Offering after offering-related costs.

On May 10, 2023, noteholders elected to convert a total of $341,998 (the “Conversion Amount”) pertaining to the 2023 Debt Offering into 137 shares of the Company’s common stock at $2,508 per share. As provided for in the Agreement, the Conversion Amount included original note principal of $309,688, as well as accrued interest of $32,311.

On March 4, 2024, the Company entered into inducement offer letter agreements (the “Inducement Letters”) with each holder (collectively, the “Holders”, and individually, a “Holder”) of the Notes issued on March 9, 2023. Pursuant to the Inducement Letters, the Holders agreed to convert some or all of the Applicable Notes at a reduced conversion price equal to $682 per share (such reduced conversion price, the “Notes Conversion Price”). Simultaneously with the execution of the Inducement Letters, the Company received conversion notices from such Holders for the conversion of approximately $804,000 aggregate principal amount of the Applicable Notes, representing approximately 25% of the aggregate principal amount of the Applicable Notes. In connection with such conversion, the Notes Conversion Price was permanently reduced to $682. The Company recognized conversion expense of $585,875 for the induced conversion.

In March, May, and June 2024 noteholders elected to convert an aggregate total of $3,556,234 (the “Conversion Amount”) pertaining to the 2023 Debt Offering into 5,214 shares of the Company’s common stock at $682 per share. As provided for in the Agreement, the Conversion Amount included original Convertible Note principal of $3,219,724, as well as $336,510 of accrued interest incurred in both fiscal 2023 and 2024.

Convertible Notes Payable

The Company has two convertible notes payable to a non-related entity with principal balances totaling $9,183 for the years ended December 31, 2025, and 2024, respectively. The notes bear interest at 12% and are convertible into shares of the Company’s common stock at $35,519 per share. The notes were due in 2013 and are currently in default.

Non-Convertible Notes Payable

The Company has two non-convertible notes payable to non-related parties with principal balances totaling $17,500 for the years ended December 31, 2025 and 2024, respectively. These notes carry interest ranging from 9% - 10% and have due dates ranging from December 2013 to November 2015. The notes are currently in default.

Premium Financing Note Payable

On July 1, 2025, the Company entered into a financing agreement for payment of its annual insurance premiums for coverage from July 2025 through June 2026 totaling $341,306. The financing agreement required an initial down payment of $68,261 with the remaining amount of $273,045 financed for a nine-month period at an annual interest rate of 8.6% with monthly payments of $31,441 beginning August 2025.

On July 1, 2024, the Company entered into a financing agreement for payment of its annual insurance premiums for coverage from July 2024 through June 2025 totaling $330,083. The financing agreement required an initial down payment of $66,017 with the remaining amount of $264,066 financed for an eight-month period at an annual interest rate of 9.1% with monthly payments of $34,150 beginning in July 2024. The principal balance and any accrued interest related to the premium financing note payable was paid in full in March 2025.